Segment reporting - Disclosure of selected financial information by segment (Details) - EUR (€) € in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 03, 2022	Jan. 16, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2018
Disclosure of operating segments [line items]
Construction contract revenues				€ 179,592	€ 149,419
Net revenues				(179,592)	(149,419)	€ (47,656)	[1]
FCA net revenues		€ 2,704				86,676
Pro forma adjustment					(4)	(450)
Pro Forma Net Revenues					152,119	133,882
Net profit from continuing operations				16,779	13,218	2,338	[1]
Tax expense				2,729	1,911	504	[1]
Net financial expenses/(income)				768	734	94	[1]
Share of the profit/(loss) of equity method investees				(264)	(737)	74	[1]
Operating income/(loss)				20,012	15,126	3,010	[1]
FCA operating income		77				2,165
Add: Pro forma adjustments					96	2,261
Profit (Loss) From Continuing Operations, Pro Forma					15,299	7,436
Restructuring costs and other costs, net of reversals				1,144	873	490
Change in estimates of non-contractual warranties				314	732
Reversal of inventory fair value adjustment in purchase accounting				951	522
CAFE penalty rate				660
Impairment expenses and supplier obligations				237	309	202
Patents litigation				134
Brazilian indirect tax - reversal of liability/recognition of credits					(253)
U.S. diesel emission matters, charge recognized	€ 204		€ 200		266	222		€ 748
Loss/(gain) on disposal of investments						(178)
Other				(129)	529	125
Total adjustments		11		3,311	2,712	1,788
Pro Forma Adjusted Operating income					18,011	9,224
Adjusted Operating income				23,323	17,827
Impairment expense and supplier obligations						1,129
Brazilian Tax Jurisdiction
Disclosure of operating segments [line items]
Other receivables recognised in Income Statement				70	113
Brazilian Tax Jurisdiction | Net revenues
Disclosure of operating segments [line items]
Other receivables recognised in Income Statement					87
Brazilian Tax Jurisdiction | PSA
Disclosure of operating segments [line items]
Reversal of provision for indirect tax liabilities					166
North America
Disclosure of operating segments [line items]
Construction contract revenues				85,474	67,706
Net revenues				(85,475)	(67,706)	(122)
Pro Forma Net Revenues					69,736	60,633
Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues				63,226	58,602
Net revenues				(63,311)	(58,602)	(42,383)
Pro Forma Net Revenues					59,060	4,756
Impairment expenses and supplier obligations						53
Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues				6,453	5,165
Net revenues				(6,453)	(5,165)	(3,055)
Pro Forma Net Revenues					5,201	6,252
South America
Disclosure of operating segments [line items]
Construction contract revenues				15,640	10,474
Net revenues				(15,620)	(10,474)	(1,153)
Pro Forma Net Revenues					10,681	56,480
Impairment expenses and supplier obligations						15
China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues				4,500	3,924
Net revenues				(4,505)	(3,924)	(864)
Pro Forma Net Revenues					3,980	3,200
Impairment expenses and supplier obligations						135
Maserati
Disclosure of operating segments [line items]
Construction contract revenues				2,322	2,002
Net revenues				(2,320)	(2,002)	0
Pro Forma Net Revenues					2,021	1,375
Other activities
Disclosure of operating segments [line items]
Construction contract revenues				1,977	1,546
Net revenues				(3,169)	(1,546)	(79)
Pro Forma Net Revenues					2,728	2,489
Operating segments | North America
Disclosure of operating segments [line items]
Construction contract revenues				85,474	67,715
Net revenues						(122)
FCA net revenues		2,015				60,307
Pro forma adjustment					3	189
Pro Forma Net Revenues					69,724	60,618
Share of the profit/(loss) of equity method investees				2	14	0
Restructuring costs and other costs, net of reversals				56	(4)	32
Change in estimates of non-contractual warranties				0	2
Reversal of inventory fair value adjustment in purchase accounting				382	401
CAFE penalty rate				660
Impairment expenses and supplier obligations				99	58
Patents litigation				93
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						0
Other				(24)	228	10
Total adjustments		0		1,266	685	196
Pro Forma Adjusted Operating income					11,356	6,123
Adjusted Operating income				13,989	11,103
Impairment expense and supplier obligations						154
Operating segments | Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues				63,226	58,728
Net revenues						(3,055)
FCA net revenues		335				1,680
Pro forma adjustment					(7)	0
Pro Forma Net Revenues					58,930	4,735
Share of the profit/(loss) of equity method investees				75	46	(1)
Restructuring costs and other costs, net of reversals				1,020	781	0
Change in estimates of non-contractual warranties				294	581
Reversal of inventory fair value adjustment in purchase accounting				545	89
CAFE penalty rate				0
Impairment expenses and supplier obligations				92	233
Patents litigation				40
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						0
Other				(232)	(17)	(4)
Total adjustments		0		1,759	1,667	(5)
Pro Forma Adjusted Operating income					5,370	300
Adjusted Operating income				6,293	5,419
Impairment expense and supplier obligations						(1)
Operating segments | Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues				6,453	5,165
Net revenues						(1,153)
FCA net revenues		36				5,236
Pro forma adjustment					0	(134)
Pro Forma Net Revenues					5,201	6,255
Share of the profit/(loss) of equity method investees				(110)	(118)	0
Restructuring costs and other costs, net of reversals				0	2	27
Change in estimates of non-contractual warranties				14	57
Reversal of inventory fair value adjustment in purchase accounting				22	0
CAFE penalty rate				0
Impairment expenses and supplier obligations				0	6
Patents litigation				0
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						0
Other				(1)	(6)	(2)
Total adjustments		0		35	59	201
Pro Forma Adjusted Operating income					545	156
Adjusted Operating income				1,078	554
Impairment expense and supplier obligations						176
Operating segments | South America
Disclosure of operating segments [line items]
Construction contract revenues				15,640	10,496
Net revenues						(42,383)
FCA net revenues		189				14,497
Pro forma adjustment					0	(490)
Pro Forma Net Revenues					10,663	56,390
Share of the profit/(loss) of equity method investees				0	0	3
Restructuring costs and other costs, net of reversals				36	54	414
Change in estimates of non-contractual warranties				3	68
Reversal of inventory fair value adjustment in purchase accounting				2	13
CAFE penalty rate				0
Impairment expenses and supplier obligations				45	6
Patents litigation				1
Brazilian indirect tax - reversal of liability/recognition of credits					(253)
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						10
Other				62	41	(199)
Total adjustments		0		149	(71)	544
Pro Forma Adjusted Operating income					882	3,059
Adjusted Operating income				2,048	873
Impairment expense and supplier obligations						319
Operating segments | China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues				4,500	3,927
Net revenues						(864)
FCA net revenues		51				2,267
Pro forma adjustment					0	15
Pro Forma Net Revenues					3,975	3,146
Share of the profit/(loss) of equity method investees				310	7	446
Restructuring costs and other costs, net of reversals				0	0	0
Change in estimates of non-contractual warranties				3	13
Reversal of inventory fair value adjustment in purchase accounting				0	19
CAFE penalty rate				0
Impairment expenses and supplier obligations				0	0
Patents litigation				0
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						(204)
Other				36	7	0
Total adjustments		0		39	39	(69)
Pro Forma Adjusted Operating income					442	231
Adjusted Operating income				654	444
Impairment expense and supplier obligations						135
Operating segments | Maserati
Disclosure of operating segments [line items]
Construction contract revenues				2,322	2,003
Net revenues						0
FCA net revenues		18				1,376
Pro forma adjustment					0	(3)
Pro Forma Net Revenues					2,020	1,373
Share of the profit/(loss) of equity method investees				0	0	0
Restructuring costs and other costs, net of reversals				2	1	3
Change in estimates of non-contractual warranties				0	11
Reversal of inventory fair value adjustment in purchase accounting				0	0
CAFE penalty rate				0
Impairment expenses and supplier obligations				0	6
Patents litigation				0
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						0
Other				0	2	4
Total adjustments		0		2	20	304
Pro Forma Adjusted Operating income					103	(91)
Adjusted Operating income				201	116
Impairment expense and supplier obligations						297
Operating segments | Other activities
Disclosure of operating segments [line items]
Construction contract revenues				1,953	2,768
Net revenues						(79)
FCA net revenues		60				1,313
Pro forma adjustment					0	(27)
Pro Forma Net Revenues					1,606	1,365
Share of the profit/(loss) of equity method investees				(541)	(686)	(374)
Restructuring costs and other costs, net of reversals				30	39	14
Change in estimates of non-contractual warranties				0	0
Reversal of inventory fair value adjustment in purchase accounting				0	0
CAFE penalty rate				0
Impairment expenses and supplier obligations				0	0
Patents litigation				0
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						0
Loss/(gain) on disposal of investments						16
Other				27	140	141
Total adjustments		0		57	179	176
Pro Forma Adjusted Operating income					(718)	(487)
Adjusted Operating income				(495)	(713)
Impairment expense and supplier obligations						5
Unallocated items & eliminations
Disclosure of operating segments [line items]
Net revenues				1,261
Pro Forma Net Revenues					1,288	1,303
Share of the profit/(loss) of equity method investees				0	0	0
Restructuring costs and other costs, net of reversals				0	0	0
Change in estimates of non-contractual warranties				0	0
Reversal of inventory fair value adjustment in purchase accounting				0	0
CAFE penalty rate				0
Impairment expenses and supplier obligations				1	0
Patents litigation				0
Brazilian indirect tax - reversal of liability/recognition of credits					0
U.S. diesel emission matters, charge recognized						222
Loss/(gain) on disposal of investments						0
Other				3	134	175
Total adjustments		€ 0		4	134	441
Pro Forma Adjusted Operating income					31	(67)
Adjusted Operating income				(445)	31
Impairment expense and supplier obligations						44
Unallocated amounts
Disclosure of operating segments [line items]
Construction contract revenues				24	(1,383)
Pro Forma Net Revenues						0
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Construction contract revenues					(1,383)
Net revenues				(1,285)
Pro Forma Net Revenues					1,288	1,303
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Construction contract revenues					9
Net revenues				1
Pro Forma Net Revenues					(12)	(15)
Elimination of intersegment amounts | Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues					126
Net revenues				85
Pro Forma Net Revenues					(130)	(21)
Elimination of intersegment amounts | Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues					0
Net revenues				0
Pro Forma Net Revenues					0	3
Elimination of intersegment amounts | South America
Disclosure of operating segments [line items]
Construction contract revenues					22
Net revenues				(20)
Pro Forma Net Revenues					(18)	(90)
Elimination of intersegment amounts | China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues					3
Net revenues				5
Pro Forma Net Revenues					(5)	(54)
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Construction contract revenues					1
Net revenues				(2)
Pro Forma Net Revenues					(1)	(2)
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Construction contract revenues					1,222
Net revenues				€ 1,216
Pro Forma Net Revenues					€ (1,122)	€ (1,124)

[1]	Refer to Note 3, Scope of consolidation